Financial Liabilities - Summary of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Current
Short-term borrowings		₩ 969,595	₩ 1,875,635
Current portion of long-term borrowings		4,907,390	2,934,693
Current portion of bonds		611,882	369,716
Derivatives	[1]	3,762	26,193
Fair value hedging derivatives	[2]		7,392
Lease liabilities		34,821	48,666
Current financial liabilities		6,527,450	5,262,295
Non-current
Long-term borrowings		7,535,290	10,230,658
Bonds	[3]	525,957	1,118,427
Derivatives	[1]	7,006	37,333
Fair value hedging derivatives	[2]		28,660
Lease liabilities		23,154	24,698
Non-current financial liabilities		₩ 8,091,407	₩ 11,439,776

[1]

(*1) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.

[2]

(*2) The derivatives, which are designated as hedging instruments, arise from forward exchange contracts for the purpose of managing currency risk associated with advances received in foreign currency.

[3]	(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly.